Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions	Total		Called up share capital and share premium	Other equity instruments [1]	Other reserves [2]	Retained earnings
Beginning balance, equity at Dec. 31, 2022	£ 58,953		£ 2,348	£ 10,691	£ (1,464)	£ 47,378
Profit after tax	2,607			419		2,188
Currency translation movements	(1,325)	[3]			(1,325)
Fair value through other comprehensive income reserve	58	[3]			58
Cash flow hedges	(383)	[3]			(383)
Retirement benefit remeasurements	(476)					(476)
Own credit	(494)				(494)
Total comprehensive income/(loss) for the period	(13)			419	(2,144)	1,712
Issue and exchange of equity instruments	613			613
Other equity instruments coupons paid	(419)			(419)
Employee settled Barclays PLC shares scheme	241					241
Vesting of Barclays PLC shares under share based payment schemes	(430)					(430)
Dividends paid on ordinary shares	(700)					(700)
Dividends paid on preference shares and other shareholders equity	(19)					(19)
Net equity impact on intra group transfers	124				220	(96)
Other reserve movements	(2)					(2)
Ending balance, equity at Jun. 30, 2023	58,348		2,348	11,304	(3,388)	48,084
Profit after tax	954			389		565
Currency translation movements	116				116
Fair value through other comprehensive income reserve	77				77
Cash flow hedges	3,045				3,045
Retirement benefit remeasurements	(370)					(370)
Own credit	(216)				(216)
Total comprehensive income/(loss) for the period	3,606			389	3,022	195
Issue and exchange of equity instruments	(551)			(539)		(12)
Other equity instruments coupons paid	(389)			(389)
Employee settled Barclays PLC shares scheme	168					168
Vesting of Barclays PLC shares under share based payment schemes	(12)					(12)
Dividends paid on ordinary shares	(648)					(648)
Dividends paid on preference shares and other shareholders equity	(21)					(21)
Other reserve movements	3				3
Ending balance, equity at Dec. 31, 2023	60,504		2,348	10,765	(363)	47,754
Profit after tax	2,157			422		1,735
Currency translation movements	(107)	[3]			(107)
Fair value through other comprehensive income reserve	(286)	[3]			(286)
Cash flow hedges	(169)	[3]			(169)
Retirement benefit remeasurements	(97)					(97)
Own credit	(462)				(462)
Total comprehensive income/(loss) for the period	1,036			422	(1,024)	1,638
Issue and exchange of equity instruments	(982)			(890)		(92)
Other equity instruments coupons paid	(422)			(422)
Employee settled Barclays PLC shares scheme	289					289
Vesting of Barclays PLC shares under share based payment schemes	(432)					(432)
Dividends paid on ordinary shares	(852)					(852)
Dividends paid on preference shares and other shareholders equity	(21)					(21)
Other reserve movements	(10)					(10)
Ending balance, equity at Jun. 30, 2024	£ 59,110		£ 2,348	£ 9,875	£ (1,387)	£ 48,274

[1]	Other equity instruments of £9,875m (December 2023: £10,765m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities from Barclays Bank PLC. There was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £619m (net of issuance cost of £6m) and one redemption for £1,509m (net of £6m issuance cost, transferred to retained earnings on redemption) for the period ended 30 June 2024. During the period ended 31 December 2023, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £2,499m, which includes issuance costs of £26m and two redemptions totalling £2,425m.
[2]	Details of other reserves are shown on pages 41.
[3]	Reported net of tax.